UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2012 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 8.7%
American Public Education, Inc.*	158,023	$5,756,778
Arbitron, Inc.	300,006	11,370,227
Jos. A. Bank Clothiers, Inc.*	169,867	8,235,152
Monro Muffler Brake, Inc.	291,412	10,254,788
National American University Holdings, Inc.	306,885	1,534,425
Sotheby’s	275,400	8,675,100
Vera Bradley, Inc.*	280,058	6,679,383
Vitamin Shoppe, Inc.*	140,016	8,165,733
WABCO Holdings, Inc.*	179,444	10,348,536
Total Consumer Discretionary		71,020,122
Consumer Staples - 4.0%
Annie’s, Inc.*	113,047	5,069,027
Boston Beer Co., Inc., The, Class A*	66,000	7,390,020
Chefs’ Warehouse, Inc., The*	284,768	4,664,500
Inter Parfums, Inc.	225,158	4,120,391
United Natural Foods, Inc.*	200,007	11,690,409
Total Consumer Staples		32,934,347
Energy - 6.8%
American Standard Energy Corp.*,1	952,213	590,372
Dril-Quip, Inc.*	80,013	5,751,334
Gulfport Energy Corp.*	255,087	7,974,020
Hornbeck Offshore Services, Inc.*	196,500	7,201,725
Key Energy Services, Inc.*	835,999	5,851,993
Matador Resources Co.*	420,050	4,364,320
Oasis Petroleum, Inc.*,2	190,064	5,601,186
Sanchez Energy Corp.*	245,423	5,013,992
Swift Energy Co.*	365,847	7,638,885
World Fuel Services Corp.	155,377	5,532,975
Total Energy		55,520,802
Financials - 5.9%
American Equity Investment Life Holding Co.[2]	735,079	8,548,969
Duff & Phelps Corp., Class A	398,114	5,418,332
Evercore Partners, Inc., Class A	165,377	4,465,179
MarketAxess Holdings, Inc.	220,844	6,978,670
Montpelier Re Holdings, Ltd.	710,045	15,713,296
Safety Insurance Group, Inc.	145,028	6,653,885
Total Financials		47,778,331
Health Care - 14.0%
Acadia Healthcare Co., Inc.*	200,000	4,770,000
Air Methods Corp.*	50,036	5,972,797
Align Technology, Inc.*	158,516	5,860,337
Amarin Corp. PLC, ADR*	315,000	3,969,000

	Shares	Value
AVANIR Pharmaceuticals, Inc., Class A*	655,006	$2,096,019
BioMarin Pharmaceutical, Inc.*	179,222	7,217,270
Bio-Rad Laboratories, Inc., Class A*	40,044	4,273,496
Brookdale Senior Living, Inc.*	280,042	6,502,575
Celldex Therapeutics, Inc.*	510,000	3,213,000
Computer Programs & Systems, Inc.	44,000	2,444,200
Corcept Therapeutics, Inc.*,2	885,000	2,469,150
Haemonetics Corp.*	98,582	7,906,276
Incyte Corp, Ltd.*,2	250,010	4,512,681
IPC The Hospitalist Co., Inc.*	225,063	10,285,379
Magellan Health Services, Inc.*	125,080	6,455,379
Sirona Dental Systems, Inc.*	150,073	8,548,158
Team Health Holdings, Inc.*	335,000	9,088,550
United Therapeutics Corp.*	133,075	7,436,231
Vocera Communications, Inc.*	159,400	4,927,054
Volcano Corp.*	210,055	6,001,271
Total Health Care		113,948,823
Industrials - 24.1%
Advisory Board Co., The*	215,006	10,283,737
Albany International Corp., Class A	435,071	9,558,510
Allegiant Travel Co.*	130,056	8,240,348
Clean Harbors, Inc.*	274,547	13,411,621
Columbus McKinnon Corp.*	315,010	4,759,801
Corporate Executive Board Co., The	272,159	14,595,887
DigitalGlobe, Inc.*	410,000	8,359,900
EMCOR Group, Inc.	222,224	6,342,273
Generac Holdings, Inc.	239,671	5,486,069
Genesee & Wyoming, Inc., Class A*	260,009	17,384,202
Healthcare Services Group, Inc.	360,041	8,234,138
Kennametal, Inc.	210,051	7,788,691
McGrath RentCorp	327,792	8,552,093
Old Dominion Freight Line, Inc.*	240,012	7,238,777
On Assignment, Inc.*	731,802	14,577,496
Orbital Sciences Corp.*	415,087	6,043,667
Portfolio Recovery Associates, Inc.*	58,049	6,062,057
RBC Bearings, Inc.*	140,091	6,738,377
Resources Connection, Inc.	299,391	3,925,016
Standard Parking Corp.*	245,006	5,495,485
UTi Worldwide, Inc.	537,098	7,234,710
WageWorks, Inc.*	50,000	872,500
Watts Water Technologies, Inc., Class A	187,069	7,076,820
WESCO International, Inc.*	150,431	8,604,653
Total Industrials		196,866,828

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 35.2%
Active Network, Inc., The*	306,713	$3,843,114
Allot Communications, Ltd.*	169,900	4,505,748
Angie’s List, Inc.*	419,240	4,435,559
Bazaarvoice, Inc.*	300,000	4,545,000
Bottomline Technologies, Inc.*	564,318	13,933,011
BroadSoft, Inc.*	150,081	6,156,323
Cardtronics, Inc.*	370,009	11,018,868
CommVault Systems, Inc.*	132,381	7,770,765
CoStar Group, Inc.*	170,052	13,866,040
Cymer, Inc.*	135,091	6,897,746
DealerTrack Holdings, Inc.*	420,886	11,721,675
Ebix, Inc.	310,079	7,320,965
ExlService Holdings, Inc.*	390,021	11,505,620
Global Payments, Inc.	200,055	8,368,301
Heartland Payment Systems, Inc.	264,569	8,381,546
Higher One Holdings, Inc.*	311,725	4,202,053
Hittite Microwave Corp.*	135,041	7,490,724
Informatica Corp.*	266,314	9,270,390
j2 Global, Inc.[2]	315,073	10,340,696
Jack Henry & Associates, Inc.	340,099	12,889,752
MAXIMUS, Inc.	165,031	9,855,651
Monotype Imaging Holdings, Inc.	345,094	5,380,015
NIC, Inc.	564,184	8,349,923
QLIK Technologies, Inc.*	323,500	7,249,635
RealPage, Inc.*,2	230,071	5,199,605
Saba Software, Inc.*	400,016	3,996,160
ServiceNow, Inc.*,2	86,000	3,326,480
Solera Holdings, Inc.	325,001	14,257,794
Splunk, Inc.*	141,018	5,178,181

	Shares	Value
SS&C Technologies Holdings, Inc.*	410,084	$10,338,218
Ultimate Software Group, Inc.*	205,063	20,936,932
Volterra Semiconductor Corp.*	384,588	8,410,940
Wright Express Corp.*	227,012	15,827,277
Total Information Technology		286,770,707
Telecommunication Services - 0.8%
General Communication, Inc., Class A*	265,357	2,600,499
Lumos Networks Corp.	120,060	943,672
NTELOS Holdings Corp.	195,370	3,393,577
Total Telecommunication Services		6,937,748
Total Common Stocks (cost $662,702,061)		811,777,708
Warrants - 0.0%#
American Standard Energy -
Series A Warrant*,1	150,000	13,500
Series B Warrant*,1	150,000	7,500
Series C Warrant*,1	150,000	16,500
Total Warrants (cost $795,225)		37,500
Other Investment Companies - 5.7%[3]
BNY Mellon Overnight Government Fund, 0.20%[4]	19,344,016	19,344,016
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	26,796,518	26,796,518
Total Other Investment Companies (cost $46,140,534)		46,140,534
Total Investments - 105.2% (cost $709,637,820)		857,955,742
Other Assets, less Liabilities - (5.2)%		(42,269,333)
Net Assets - 100.0%		$815,686,409

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 96.9%
Consumer Discretionary - 19.9%
BorgWarner, Inc.*	368,300	$25,453,213
Coach, Inc.	408,900	22,906,578
Discovery Communications, Inc., Class C*	785,600	44,025,024
Hanesbrands, Inc.*	608,600	19,402,168
McGraw-Hill Cos., Inc., The	268,400	14,651,956
National CineMedia, Inc.	790,300	12,937,211
O’Reilly Automotive, Inc.*	231,600	19,366,392
Pool Corp.	539,900	22,449,042
Sally Beauty Holdings, Inc.*	811,100	20,350,499
Tiffany & Co.	174,600	10,804,248
Tractor Supply Co.	155,600	15,387,284
Virgin Media, Inc.	2,111,200	62,153,728
WABCO Holdings, Inc.*	390,300	22,508,601
Wyndham Worldwide Corp.	315,700	16,567,936
Total Consumer Discretionary		328,963,880
Consumer Staples - 3.6%
Church & Dwight Co., Inc.	307,600	16,607,324
Herbalife, Ltd.	271,400	12,864,360
Hershey Co., The	279,700	19,827,933
Whole Foods Market, Inc.	100,300	9,769,220
Total Consumer Staples		59,068,837
Energy - 6.6%
Cameron International Corp.*	412,500	23,128,875
Concho Resources, Inc.*	196,300	18,599,425
Denbury Resources, Inc.*	1,129,400	18,251,104
Oil States International, Inc.*	199,600	15,860,216
Southwestern Energy Co.*	360,200	12,527,756
Whiting Petroleum Corp.*	449,300	21,287,834
Total Energy		109,655,210
Financials - 11.2%
Aflac, Inc.	391,000	18,721,080
American Tower Corp.	247,900	17,697,581
Assured Guaranty, Ltd.	1,023,700	13,942,794
Axis Capital Holdings, Ltd.	809,900	28,281,708
Carlyle Group LP, The	648,600	17,019,264
Jones Lang LaSalle, Inc.	222,800	17,010,780
NASDAQ OMX Group, Inc., The	1,231,600	28,690,122
RenaissanceRe Holdings, Ltd.	585,200	45,083,808
Total Financials		186,447,137
Health Care - 10.3%
Boston Scientific Corp.*	2,383,400	13,680,716
Catamaran Corp.*	184,100	18,036,277

	Shares	Value
DaVita, Inc.*	784,200	$81,250,962
Health Management Associates, Inc.,
Class A*	2,187,700	18,354,803
Salix Pharmaceuticals, Ltd.*	370,900	15,703,906
Shire PLC, ADR	155,000	13,748,500
Vertex Pharmaceuticals, Inc.*	182,000	10,182,900
Total Health Care		170,958,064
Industrials - 15.6%
AMETEK, Inc.	572,100	20,280,945
Canadian Pacific Railway, Ltd.	126,600	10,493,874
Clean Harbors, Inc.*	389,200	19,012,420
Gardner Denver, Inc.	271,600	16,407,356
IHS, Inc., Class A*	230,200	22,409,970
Kansas City Southern	371,000	28,114,380
Manpower, Inc.	307,100	11,301,280
Nielsen Holdings N.V.*	1,226,900	36,782,462
Nordson Corp.	237,500	13,922,250
Pall Corp.	245,400	15,580,446
Rockwell Collins, Inc.	274,800	14,740,272
Stericycle, Inc.*	122,400	11,079,648
TransDigm Group, Inc.*	134,300	19,053,141
URS Corp.	539,100	19,035,621
Total Industrials		258,214,065
Information Technology - 23.3%
Alliance Data Systems Corp.*	252,500	35,842,375
Altera Corp.	498,400	16,938,124
Amdocs, Ltd.	1,126,100	37,150,039
Analog Devices, Inc.	414,600	16,248,174
ANSYS, Inc.*	165,100	12,118,340
ASML Holding N.V.	352,600	18,927,568
Broadcom Corp., Class A	392,300	13,565,734
Check Point Software Technologies, Ltd.*	43,500	2,094,960
Citrix Systems, Inc.*	106,100	8,124,077
Gartner, Inc.*	712,500	32,839,125
Global Payments, Inc.	328,600	13,745,338
Informatica Corp.*	420,900	14,651,529
MICROS Systems, Inc.*	335,900	16,499,408
NetApp, Inc.*	293,200	9,640,416
NeuStar, Inc., Class A*	966,900	38,705,007
Red Hat, Inc.*	233,800	13,312,572
Solera Holdings, Inc.	382,000	16,758,340
Teradata Corp.*	198,300	14,953,803
Trimble Navigation, Ltd.*	241,300	11,500,358
Vantiv, Inc., Class A*	606,600	13,072,230

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.3% (continued)
VeriFone Systems, Inc.*	376,800	$10,493,880
VeriSign, Inc.*	400,400	19,495,476
Total Information Technology		386,676,873
Materials - 2.8%
Airgas, Inc.	289,900	23,858,770
Ecolab, Inc.	346,700	22,469,627
Total Materials		46,328,397
Telecommunication Services - 3.6%
SBA Communications Corp., Class A*	945,600	59,478,240
Total Common Stocks (cost $1,203,706,862)		1,605,790,703

	Shares	Value
Other Investment Companies - 3.0%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	39,349,824	$39,349,824
JPMorgan Liquid Assets Money Market Fund, 0.15%	10,022,292	10,022,292
Total Other Investment Companies (cost $49,372,116)		49,372,116
Total Investments - 99.9% (cost $1,253,078,978)		1,655,162,819
Other Assets, less Liabilities - 0.1%		1,247,736
Net Assets - 100.0%		$1,656,410,555

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 15.9%
Asbury Automotive Group, Inc.*	98,357	$2,749,078
Ascena Retail Group, Inc.*	134,000	2,874,300
Big Lots, Inc.*	69,900	2,067,642
Brunswick Corp.	85,400	1,932,602
Drew Industries, Inc.*	121,900	3,682,599
Gildan Activewear, Inc.	114,300	3,621,024
Group 1 Automotive, Inc.	30,500	1,837,015
Jos. A. Bank Clothiers, Inc.*	32,509	1,576,036
La-Z-Boy, Inc.*	175,600	2,569,028
Signet Jewelers, Ltd.	60,500	2,949,980
Valassis Communications, Inc.*	92,800	2,291,232
Winnebago Industries, Inc.*	262,700	3,317,901
Total Consumer Discretionary		31,468,437
Consumer Staples - 0.6%
Central Garden and Pet Co.*	93,600	1,112,904
Energy - 4.1%
Bristow Group, Inc.	72,700	3,674,985
EPL Oil & Gas, Inc.*	158,900	3,224,081
TETRA Technologies, Inc.*	213,400	1,291,070
Total Energy		8,190,136
Financials - 18.9%
Aspen Insurance Holdings, Ltd.	66,073	2,014,566
BBCN Bancorp, Inc.*	211,500	2,667,015
Berkshire Hills Bancorp, Inc.	113,912	2,606,307
Brookline Bancorp, Inc.	302,400	2,667,168
Duff & Phelps Corp., Class A	226,800	3,086,748
First Financial Bancorp	163,700	2,768,167
First Midwest Bancorp, Inc.	250,800	3,147,540
Hanover Insurance Group, Inc., The	89,500	3,334,770
Park Sterling Corp.*	446,000	2,203,240
Reinsurance Group of America, Inc.	67,047	3,880,010
Sterling Financial Corp.	139,700	3,111,119
Symetra Financial Corp.	251,700	3,095,910
Validus Holdings, Ltd.	81,400	2,760,274
Total Financials		37,342,834
Health Care - 8.3%
Covance, Inc.*	49,800	2,325,162
Health Management Associates, Inc., Class A*	361,800	3,035,502
Sirona Dental Systems, Inc.*	57,800	3,292,288
Symmetry Medical, Inc.*	406,785	4,023,104

	Shares	Value
Teleflex, Inc.	55,850	$3,844,714
Total Health Care		16,520,770
Industrials - 26.6%
A.O. Smith Corp.	27,000	1,553,580
Avery Dennison Corp.	84,200	2,679,244
CBIZ, Inc.*	427,875	2,575,807
Columbus McKinnon Corp.*	146,450	2,212,859
CRA International, Inc.*	157,369	2,719,336
EnPro Industries, Inc.*	61,300	2,207,413
G&K Services, Inc., Class A	106,000	3,318,860
General Cable Corp.*	75,021	2,204,117
GP Strategies Corp.*	244,146	4,716,901
Huron Consulting Group, Inc.*	115,700	4,028,674
Manpower, Inc.	75,600	2,782,080
McGrath RentCorp	148,400	3,871,756
Meritor, Inc.*	151,983	644,408
Swift Transportation Co.*	258,400	2,227,408
Trimas Corp.*	157,900	3,806,969
Triumph Group, Inc.	65,100	4,070,703
United Rentals, Inc.*	81,400	2,662,594
Watts Water Technologies, Inc., Class A	69,900	2,644,317
Wesco Aircraft Holdings, Inc.*,2	127,500	1,741,650
Total Industrials		52,668,676
Information Technology - 18.2%
Actuate Corp.*	221,100	1,554,333
Anixter International, Inc.	37,300	2,143,258
Benchmark Electronics, Inc.*	198,589	3,032,454
Fairchild Semiconductor International, Inc.*	284,300	3,730,016
Integrated Silicon Solution, Inc.*	268,900	2,490,014
Monotype Imaging Holdings, Inc.	227,800	3,551,402
NeuStar, Inc., Class A*	92,400	3,698,772
Plantronics, Inc.	68,900	2,434,237
Radisys Corp.*	326,900	1,176,840
Rogers Corp.*	54,600	2,312,856
Rudolph Technologies, Inc.*	175,200	1,839,600
Sanmina-SCI Corp.*	173,200	1,470,468
Virtusa Corp.*	221,401	3,934,296
Zebra Technologies Corp., Class A*	68,900	2,586,506
Total Information Technology		35,955,052
Materials - 2.9%
A. Schulman, Inc.	123,500	2,941,770
Quaker Chemical Corp.	60,900	2,842,203
Total Materials		5,783,973

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 0.7%
NTELOS Holdings Corp.	81,400	$1,413,918
Utilities - 1.5%
NV Energy, Inc.	163,700	2,948,237
Total Common Stocks (cost $166,324,366)		193,404,937

	Shares	Value
Other Investment Companies - 3.6%[3]
BNY Mellon Overnight Government Fund, 0.20%[4]	1,756,312	$1,756,312
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	5,504,553	5,504,553
Total Other Investment Companies (cost $7,260,865)		7,260,865
Total Investments - 101.3% (cost $173,585,231)		200,665,802
Other Assets, less Liabilities - (1.3)%		(2,661,708)
Net Assets - 100.0%		$198,004,094

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 96.0%
Consumer Discretionary - 13.5%
BJ’s Restaurants, Inc.*	17,960	$814,486
Grand Canyon Education, Inc.*	67,630	1,591,334
Group 1 Automotive, Inc.	38,170	2,298,979
Hibbett Sports, Inc.*	28,180	1,675,301
Life Time Fitness, Inc.*	36,330	1,661,734
Monro Muffler Brake, Inc.	17,305	608,963
Ryland Group, Inc., The	47,495	1,424,850
Steiner Leisure, Ltd.*	20,110	936,121
Texas Roadhouse, Inc.	82,435	1,409,639
Tupperware Brands Corp.	21,935	1,175,497
Total Consumer Discretionary		13,596,904
Consumer Staples - 2.6%
Harris Teeter Supermarkets, Inc.	38,050	1,477,862
WD-40 Co.	20,610	1,084,910
Total Consumer Staples		2,562,772
Energy - 4.3%
Dril-Quip, Inc.*	20,300	1,459,164
Gulfport Energy Corp.*	69,975	2,187,419
Tesco Corp.*	66,410	709,259
Total Energy		4,355,842
Financials - 18.6%
American Campus Communities, Inc.	40,765	1,788,768
Cohen & Steers, Inc.	48,660	1,441,309
Glacier Bancorp, Inc.	85,705	1,335,284
Iberiabank Corp.	29,055	1,330,719
MarketAxess Holdings, Inc.	52,310	1,652,996
Mid-America Apartment Communities, Inc.	28,600	1,867,866
National Health Investors, Inc.	25,415	1,307,348
ProAssurance Corp.	18,760	1,696,654
Signature Bank*	35,530	2,383,352
Stifel Financial Corp.*	48,560	1,631,616
SVB Financial Group*	24,730	1,495,176
Umpqua Holdings Corp.	64,140	826,765
Total Financials		18,757,853
Health Care - 14.6%
Air Methods Corp.*	12,720	1,518,386
Cubist Pharmaceuticals, Inc.*	37,455	1,785,854
Hanger, Inc.*	59,630	1,701,244
HMS Holdings Corp.*	61,500	2,055,945
ICU Medical, Inc.*	32,210	1,948,061
IPC The Hospitalist Co., Inc.*	31,460	1,437,722
Landauer, Inc.	14,440	862,357

	Shares	Value
Meridian Bioscience, Inc.	14,050	$269,479
United Therapeutics Corp.*	29,360	1,640,637
West Pharmaceutical Services, Inc.	28,580	1,516,741
Total Health Care		14,736,426
Industrials - 17.8%
CLARCOR, Inc.	38,010	1,696,386
Corporate Executive Board Co., The	18,500	992,155
Healthcare Services Group, Inc.	63,815	1,459,449
Heartland Express, Inc.	93,135	1,244,284
II-VI, Inc.*	54,440	1,035,449
Middleby Corp.*	18,950	2,191,378
Nordson Corp.	27,705	1,624,067
Portfolio Recovery Associates, Inc.*	18,150	1,895,405
RBC Bearings, Inc.*	34,620	1,665,222
Ritchie Bros Auctioneers, Inc.	32,135	617,956
Toro Co., The	42,465	1,689,258
Universal Forest Products, Inc.	27,160	1,128,226
US Ecology, Inc.	34,825	751,523
Total Industrials		17,990,758
Information Technology - 17.9%
Blackbaud, Inc.	48,165	1,152,107
Cardtronics, Inc.*	45,880	1,366,306
Cavium, Inc.*	31,025	1,034,063
Cognex Corp.	41,195	1,424,523
Cohu, Inc.	58,355	547,953
CoStar Group, Inc.*	13,600	1,108,944
FEI Co.	34,680	1,855,380
Harmonic, Inc.*	126,445	574,060
Hittite Microwave Corp.*	29,535	1,638,306
NIC, Inc.	74,795	1,106,966
Power Integrations, Inc.	29,010	882,774
PROS Holdings, Inc.*	38,200	728,474
Rofin-Sinar Technologies, Inc.*	47,065	928,592
SciQuest, Inc.*	32,950	599,690
Solera Holdings, Inc.	27,535	1,207,960
Sourcefire, Inc.*	10,425	511,138
Tyler Technologies, Inc.*	30,810	1,356,256
Total Information Technology		18,023,492
Materials - 3.2%
Compass Minerals International, Inc.	12,705	947,666
Schnitzer Steel Industries, Inc.	17,090	481,084
Silgan Holdings, Inc.	42,020	1,828,290
Total Materials		3,257,040

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 3.5%
Cleco Corp.	59,165	$2,483,747
NorthWestern Corp.	28,585	1,035,635
Total Utilities		3,519,382
Total Common Stocks (cost $83,400,502)		96,800,469
Exchange Traded Funds - 2.2%
Clearbridge Energy MLP Fund, Inc.	20,900	512,677
Kayne Anderson MLP Investment Co.	30,975	967,659
Tortoise Energy Infrastructure Corp.	17,910	724,997
Total Exchange Traded Funds (cost $1,877,371)		2,205,333

	Shares	Value
Other Investment Companies - 2.0%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07% (cost $2,048,312)	2,048,312	$2,048,312
Total Investments - 100.2% (cost $87,326,185)		101,054,114
Other Assets, less Liabilities - (0.2)%		(198,602)
Net Assets - 100.0%		$100,855,512

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds - 97.2%
Alabama - 0.5%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$1,415,000	$1,421,084
Arizona - 7.1%
Apache County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 4.500%, 03/01/30	5,505,000	5,762,909
Maricopa County Pollution Control Corp., El Paso Electric Co. Palo Verde Project, Series 2012 A, 4.500%, 08/01/42	3,500,000	3,580,815
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	7,500,000	8,033,625
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	3,025,000	3,290,172
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2012 A, 4.500%, 06/01/30	1,500,000	1,571,805
Total Arizona		22,239,326
California - 8.4%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.250%, 02/01/37	605,000	625,751
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	3,380,000	3,575,533
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	133,473
California State Public Works Board Revenue, Series 2012 A, 5.000%, 04/01/37	10,150,000	11,113,235
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	518,890
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	2,500,000	2,710,425
Sacramento County Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,855,000	2,095,760
San Diego Public Facilities Financing Authority Lease Revenue, Capital Improvement Project, Series 2012 A, 5.000%, 04/15/37	3,000,000	3,228,420
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	2,140,000	2,315,287
Total California		26,316,774
Colorado - 2.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	6,885,000	8,811,492
Connecticut - 0.1%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	180,000	180,661
District of Columbia - 2.4%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (FGIC Insured)[5]	5,025,000	5,241,929
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/35 (FGIC Insured)[5]	2,310,000	2,384,821
Total District of Columbia		7,626,750
Florida - 3.9%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	3,800,000	4,188,930
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/29	6,000,000	6,557,640
Seminole Indian Tribe of Florida, Inc., Series 2010 A, 5.125%, 10/01/17 (a)	1,325,000	1,398,458
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	53,200
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	162,210
Total Florida		12,360,438

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 1.1%
DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Inc. Project, 6.125%, 09/01/40	$2,980,000	$3,453,880
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,015
Total Georgia		3,463,895
Hawaii - 0.6%
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	1,750,000	1,960,770
Illinois - 3.5%
Illinois State General Obligation, 5.000%, 08/01/25	1,000,000	1,123,780
Illinois State General Obligation, 5.000%, 03/01/37	1,200,000	1,309,032
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 A, 5.500%, 06/15/50	3,320,000	3,719,396
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 B, 5.000%, 06/15/50 (AGM Insured)[5]	2,705,000	2,912,311
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,700,000	1,994,270
Total Illinois		11,058,789
Indiana - 3.3%
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	1,940,000	2,059,523
Indiana State Finance Authority Midwestern Division, Ohio Valley Electric Corp., Series 2012 A, 5.000%, 06/01/39	2,500,000	2,649,200
Knox Economic Development Authority, Good Samaritan Hospital, Series 2012 A, 5.000%, 04/01/42	5,315,000	5,683,755
Total Indiana		10,392,478
Iowa - 2.7%
Iowa Finance Authority, Alcoa Inc. Project, 4.750%, 08/01/42	8,440,000	8,551,999
Kentucky - 1.2%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,655,000	1,966,107
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,755,000	1,956,650
Total Kentucky		3,922,757
Louisiana - 2.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	1,920,000	2,174,074
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	6,325,000	6,712,912
Total Louisiana		8,886,986
Massachusetts - 3.7%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	995,000	1,183,940
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/33	3,120,000	3,420,705
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/38	3,495,000	3,808,921
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,090,000	2,347,509
Massachusetts State Health and Educational Facilities Authority Revenue, Winchester Hospital Issue, Series 2010 H, 5.250%, 07/01/38	715,000	780,937
Total Massachusetts		11,542,012
Michigan - 1.6%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,580,000	5,132,119

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Minnesota - 1.0%
Tobacco Securitization Authority, Minnesota Tobacco Settlement Revenue, Series 2011 B, 5.250%, 03/01/31	$2,685,000	$3,010,852
Mississippi - 0.2%
Warren, County, Mississippi, Gulf Opportunity Zone Revenue, International Paper Co. Project, Series 2011 A, 5.375%, 12/01/35	650,000	710,496
Nebraska - 1.7%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	4,950,000	5,190,372
New Hampshire - 2.0%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	6,000,000	6,345,360
New Jersey - 2.0%
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,420,000	1,551,066
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	1,000,000	1,020,230
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	2,765,000	3,067,768
New Jersey State Educational Facilities Authority Revenue, University Medical and Dentistry, Series 2009 B, 7.500%, 12/01/32	570,000	697,555
Total New Jersey		6,336,619
New York - 2.2%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,575,000	5,152,045
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,405,000	1,645,873
Total New York		6,797,918
North Carolina - 0.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Co. Projects, Series 2009 A, 6.250%, 11/01/33	200,000	227,098
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	139,287
Total North Carolina		366,385
North Dakota - 2.6%
Grand Forks Health Care Revenue, Altru Health System, 5.000%, 12/01/35	7,445,000	8,070,380
Ohio - 7.8%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	10,490,000	11,430,638
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31	5,610,000	6,190,130
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31 (AGM Insured)[5]	3,600,000	4,020,156
Ohio State Water Development Authority, Environment Improvement Revenue, US Steel Corp. Project, Series 2011, 6.600%, 05/01/29	2,660,000	2,926,612
Total Ohio		24,567,536
Pennsylvania - 7.3%
Allegheny County Industrial Development Authority, 6.875%, 05/01/30	1,200,000	1,317,684
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	5,085,000	5,590,398
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	3,050,000	3,183,041
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	9,215,000	9,972,842
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,350,000	1,442,718

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 7.3% (continued)
Philadelphia General Obligation, Series 2011, 6.000%, 08/01/36	$1,025,000	$1,195,253
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	325,000	362,414
Total Pennsylvania		23,064,350
Puerto Rico - 7.5%
Puerto Rico Aqueduct & Sewer Authority, Series 2012 A, 5.250%, 07/01/42	2,420,000	2,440,013
Puerto Rico Facilities Financing Authority Revenue, Hospital Auxilio Mutuo Obligated Group Project, Series 2011 A, 6.000%, 07/01/33	4,825,000	5,473,673
Puerto Rico Highways and Transportation Authority Revenue, Series 2010 AA, 5.300%, 07/01/35	1,695,000	1,765,834
Puerto Rico Public Improvement General Obligation, Series 2011 A, 6.500%, 07/01/40	1,005,000	1,131,097
Puerto Rico Public Improvement General Obligation, Series 2012 A, 5.000%, 07/01/41	4,000,000	4,002,760
Puerto Rico Sales Tax Financing Corp. Revenue, Series 2010 C, 5.250%, 08/01/41	6,300,000	6,676,677
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01/42	1,915,000	2,129,652
Total Puerto Rico		23,619,706
Tennessee - 3.7%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	175,000	216,380
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2012 A, 5.000%, 08/15/42	8,130,000	8,596,662
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	770,000	842,873
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/22	795,000	858,918
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	1,155,000	1,238,726
Total Tennessee		11,753,559
Texas - 9.2%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,245,000	3,791,036
Gulf Coast Industrial Development Authority, CITGO Petroleum Project, 4.875%, 05/01/25	3,000,000	3,010,590
Gulf Coast Waste Disposal Authority, International Paper Co. Project, Series 2002 A, 6.100%, 08/01/24	315,000	316,203
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	340,000	363,576
Houston Higher Education Finance Corp. Revenue, Series 2011 A, 6.875%, 05/15/41	1,500,000	1,831,215
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	9,755,000	10,561,348
North Texas Tollway Authority Capital Appreciation Revenue, Special Projects System, Series 2011 B, 4.282%, 09/01/37[6]	2,000,000	515,140
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	4,840,000	5,945,504
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	1,775,000	2,172,742
Texas State Public Finance Authority Charter School Finance Corp. Education Revenue, Series 2010 A, 6.200%, 02/15/40	500,000	577,145
Total Texas		29,084,499
Virgin Islands - 1.7%
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	5,000,000	5,421,450
Virginia - 0.0%#
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	136,778

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
West Virginia - 2.5%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[7]	$7,050,000	$7,786,091
Total Municipal Bonds (cost $287,551,762)		306,130,681

	Shares
Other Investment Companies - 2.6%[3]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $8,284,890)	8,284,890	8,284,890
Total Investments - 99.8% (cost $295,836,652)		314,415,571
Other Assets, less Liabilities - 0.2%		562,740
Net Assets - 100.0%		$314,978,311

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds - 94.7%
Arizona - 3.2%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$1,020,000	$1,255,141
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	615,000	738,584
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1,015,000	1,238,889
Pima County Regional Transportation Authority, 5.000%, 06/01/24	1,000,000	1,202,200
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[5]	495,000	604,613
Total Arizona		5,039,427
California - 13.3%
California State Department of Water Resources Revenue, Series 2013 AM, 5.000%, 12/01/25[8]	2,500,000	3,094,550
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	625,000	765,706
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%,
03/01/21 (FGIC Insured)[5]	215,000	238,833
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,213,100
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	290,833
California State Public Works Board Lease Revenue, Various Capital Projects, Series 2012 A, 5.000%, 04/01/18	1,000,000	1,175,280
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)[5]	355,000	436,512
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,095,000	2,543,833
California State Tax Exempt General Obligation, 5.000%, 09/01/25[8]	1,500,000	1,738,800
California State Tax Exempt General Obligation, 5.250%, 09/01/23	1,540,000	1,911,125
Los Angeles County Metropolitan Transportation Authority, Series 2013 A, 5.000%, 07/01/20[8]	3,000,000	3,619,590
Los Angeles Unified School District General Obligation, Series 2005 A1, 5.500%, 07/01/18 (FGIC Insured)[5]	1,000,000	1,238,610
Los Angeles Unified School District General Obligation, Series 2007 H, 5.000%, 07/01/21 (AGM Insured)[5]	1,465,000	1,717,273
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)[5]	575,000	691,817
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	245,346
Total California		20,921,208
Colorado - 0.2%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	290,990
Florida - 5.5%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	600,000	728,820
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18[7]	100,000	111,687
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,500,000	1,812,165
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	370,000	434,169
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[5]	520,000	607,927
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	705,000	874,651
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	595,000	735,462
Tampa Bay Regional Water Supply Authority Revenue, 5.000%, 10/01/19	1,610,000	1,993,695
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	1,150,000	1,424,068
Total Florida		8,722,644

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 0.3%
Atlanta Airport Revenue, Series 2012 B, 5.000%, 01/01/18	$400,000	$479,504
Illinois - 7.2%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	345,000	408,042
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	145,000	174,657
Chicago Transit Authority Capital Grants Revenue, Series 2006 A, Federal Section 5307 Funds, 5.000%, 06/01/17 (AMBAC Insured)[5]	780,000	889,372
Chicago Waterworks Revenue, 5.000%, 11/01/22	1,690,000	2,105,216
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)[5]	300,000	378,897
Illinois State General Obligation, Series 2010, 5.000%, 01/01/19	305,000	354,755
Illinois State General Obligation, Series 2012, 5.000%, 08/01/24	1,000,000	1,130,000
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	480,000	577,200
Illinois State Sales Tax Revenue, Series 2009 B, 5.000%, 06/15/20	315,000	384,795
Illinois State Toll Highway Authority Revenue, Series 2005 A, 5.000%, 01/01/17 (AGM Insured)[5]	625,000	697,919
Illinois State Unemployment Insurance, Series 2012 B, 5.000%, 12/15/18	1,500,000	1,741,140
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,000,000	2,469,960
Total Illinois		11,311,953
Iowa - 0.4%
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	540,000	668,968
Kansas - 0.6%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)[5]	410,000	433,063
Wichita Hospital Revenue, Series 2011 IV-A, 5.000%, 11/15/20	500,000	580,930
Total Kansas		1,013,993
Kentucky - 1.6%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	500,000	612,795
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series 2012 A, 5.000%, 07/01/19	1,500,000	1,864,905
Total Kentucky		2,477,700
Louisiana - 0.4%
Louisiana Gasoline & Fuels Tax Revenue, Series 2012 A-1, 5.000%, 05/01/19	500,000	616,620
Maine - 0.4%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	590,000	704,548
Massachusetts - 1.7%
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,600,000	1,925,136
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	620,000	753,139
Total Massachusetts		2,678,275
Michigan - 6.0%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	2,950,000	3,380,228
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/18 (FGIC Insured)[5]	525,000	611,446
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/19 (AGM Insured)[5]	2,925,000	3,277,784
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)[5]	925,000	1,070,465
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,175,140
Total Michigan		9,515,063

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Nebraska - 0.7%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/27	$1,000,000	$1,092,250
New Jersey - 5.6%
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,289,380
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	510,000	605,355
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,500,000	3,059,150
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	825,000	1,013,686
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,911,367
Total New Jersey		8,878,938
New York - 15.8%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,500,000	1,818,570
Metropolitan Transportation Authority Revenue, Series 2005 C, 5.000%, 11/15/18	575,000	695,934
Metropolitan Transportation Authority Revenue, Series 2005 G, 5.000%, 11/15/18	460,000	556,747
Metropolitan Transportation Authority Revenue, Series 2006 A, 5.000%, 11/15/20 (NATL)[5]	2,800,000	3,259,200
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	1,425,000	1,755,187
New York City General Obligation, Series 2010 E, 5.000%, 08/01/18	645,000	785,797
New York City General Obligation, Series 2012 F, 5.000%, 08/01/25	3,020,000	3,681,108
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	175,902
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,115,000	1,398,366
New York State Dormitory Authority Revenue, State University, Series 2012 E, 5.000%, 05/15/25	1,500,000	1,837,440
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2005 B, 5.000%, 04/01/17 (FGIC Insured)[5]	1,040,000	1,180,920
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	2,295,000	2,774,334
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	600,000	697,890
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21	2,545,000	3,103,118
Tobacco Settlement Financing Corp., Asset-Backed Revenue, Series 2011 B, 5.000%, 06/01/17	500,000	590,605
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	510,000	603,381
Total New York		24,914,499
North Carolina - 2.5%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23[8]	3,000,000	3,671,130
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	280,000	328,353
Total North Carolina		3,999,483
Ohio - 4.1%
American Municipal Power, Inc., 5.000%, 02/15/23	2,000,000	2,398,540
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,228,160
Ohio Major New Street Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	865,000	1,079,027
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,350,000	1,699,258
Total Ohio		6,404,985
Oklahoma - 1.3%
Oklahoma Turnpike Authority, Refunding Second Senior Revenue, Series 2011 A, 5.000%, 01/01/18	1,700,000	2,047,531
Oregon - 1.5%
Oregon State Facilities Authority, Legacy Health Project, Series 2011 A, 5.250%, 05/01/19	1,000,000	1,200,730
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,010,000	1,224,473
Total Oregon		2,425,203

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 3.0%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series 2008 B, 5.000%, 06/15/18	$515,000	$613,108
Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	1,250,000	1,511,812
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	375,000	460,504
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	354,447
Philadelphia Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)[5]	520,000	622,835
Philadelphia Water and Wastewater Revenue, Series 2011 B, 5.000%, 11/01/18	1,000,000	1,194,240
Total Pennsylvania		4,756,946
South Carolina - 1.6%
South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,010,000	2,481,767
Texas - 4.9%
Houston Public Improvement General Obligation, Series 2006 A, 5.000%, 03/01/20 (AGM Insured)[5]	1,015,000	1,154,847
San Antonio Electric & Gas Revenue, 5.000%, 02/01/22	2,775,000	3,517,951
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 07/01/18	610,000	683,298
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 01/01/20	400,000	413,908
Texas State Transportation Commission Mobility Fund, 5.000%, 04/01/21	215,000	254,680
Texas Tech University, Series 2012 A, 5.000%, 08/15/19	1,000,000	1,241,550
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	415,000	502,461
Total Texas		7,768,695
Vermont - 0.3%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	484,732
Virginia - 1.3%
Virginia College Building Authority, Series 2010 B, 5.000%, 09/01/19	1,680,000	2,090,827
Washington - 11.3%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,000,000	1,259,660
Grant County Public Utility District No. 2, Electric System Revenue, Series 2011 I, 5.000%, 01/01/20	1,000,000	1,217,920
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,035,000	3,686,523
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	930,000	1,153,060
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2011 B, 5.000%, 10/01/18	825,000	982,641
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,500,000	1,795,050
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20	3,120,000	3,897,410
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,768,300
Total Washington		17,760,564
Total Municipal Bonds (cost $143,209,119)		149,547,313

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 11.5%[3]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $18,149,508)	18,149,508	$18,149,508
Total Investments - 106.2% (cost $161,358,627)		167,696,821
Other Assets, less Liabilities - (6.2)%		(9,821,675)
Net Assets - 100.0%		$157,875,146

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 25.0%
AutoZone, Inc.*	1,155	$426,969
Bed Bath & Beyond, Inc.*	6,501	409,563
CBS Corp., Class B	13,786	500,845
Coach, Inc.	7,014	392,924
Discovery Communications, Inc., Class A*	8,407	501,309
Expedia, Inc.	9,105	526,633
Foot Locker, Inc.	13,113	465,512
Home Depot, Inc., The	8,288	500,347
Macy’s, Inc.	12,194	458,738
PetSmart, Inc.	6,519	449,681
Ross Stores, Inc.	6,421	414,797
Scripps Networks Interactive, Inc., Class A	7,776	476,124
Time Warner Cable, Inc.	5,612	533,477
TJX Cos., Inc.	9,984	447,183
Total Consumer Discretionary		6,504,102
Consumer Staples - 1.7%
CVS Caremark Corp.	9,150	443,043
Financials - 3.5%
American Express Co.	7,600	432,136
Franklin Resources, Inc.	3,825	478,393
Total Financials		910,529
Health Care - 19.6%
Agilent Technologies, Inc.	11,649	447,904
AmerisourceBergen Corp.	10,945	423,681
Baxter International, Inc.	8,003	482,261
Celgene Corp.*	6,605	504,622
Cooper Cos., Inc., The	5,778	545,790
CR Bard, Inc.	3,914	409,600
Gilead Sciences, Inc.*	8,044	533,559
McKesson Corp.	4,486	385,931
Medtronic, Inc.	11,562	498,553
Stryker Corp.	8,427	469,047
UnitedHealth Group, Inc.	7,250	401,723
Total Health Care		5,102,671
Industrials - 10.4%
Boeing Co., The	6,045	420,853
Cummins, Inc.	4,535	418,172
Danaher Corp.	8,439	465,411

	Shares	Value
Parker Hannifin Corp.	5,218	$436,120
Roper Industries, Inc.	4,490	493,406
Union Pacific Corp.	3,896	462,455
Total Industrials		2,696,417
Information Technology - 32.9%
Accenture PLC, Class A	7,045	493,361
Apple, Inc.	697	465,080
Broadcom Corp., Class A	13,815	477,723
Cisco Systems, Inc.	26,553	506,897
EMC Corp.*	17,240	470,135
F5 Networks, Inc.*	4,616	483,295
Google, Inc., Class A*	721	543,995
Intel Corp.	16,115	365,488
International Business Machines Corp.	2,210	458,465
Intuit, Inc.	7,107	418,460
KLA-Tencor Corp.	8,997	429,202
Microsoft Corp.	14,703	437,855
Oracle Corp.	14,296	450,181
QUALCOMM, Inc.	7,219	451,115
Symantec Corp.*	32,075	577,350
Synopsys, Inc.*	14,969	494,276
Teradata Corp.*	6,485	489,034
Western Digital Corp.	13,495	522,661
Total Information Technology		8,534,573
Materials - 5.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	12,300	486,834
Monsanto Co.	5,442	495,331
PPG Industries, Inc.	4,081	468,662
Total Materials		1,450,827
Total Common Stocks (cost $22,045,086)		25,642,162
Other Investment Companies - 1.4%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07% (cost $367,465)	367,465	367,465
Total Investments - 100.1% (cost $22,412,551)		26,009,627
Other Assets, less Liabilities - (0.1)%		(19,180)
Net Assets - 100.0%		$25,990,447

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2012, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$717,175,078	$168,729,743	$(27,949,079)	$140,780,664
TimesSquare Mid Cap Growth Fund	1,283,763,963	399,609,353	(28,210,497)	371,398,856
Skyline Special Equities Portfolio	174,832,719	35,746,440	(9,913,357)	25,833,083
GW&K Small Cap Equity Fund	87,267,887	15,803,433	(2,017,206)	13,786,227
GW&K Municipal Enhanced Yield Fund	295,838,604	18,591,164	(14,197)	18,576,967
GW&K Municipal Bond Fund	161,358,627	6,368,862	(30,668)	6,338,194
Renaissance Large Cap Growth Fund	22,745,136	3,311,111	(46,620)	3,264,491

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$1,613,868	0.5%

[1]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at September 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$627,872	0.1%

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$18,876,213	2.3%
Skyline Special Equities Portfolio	1,654,568	0.8%

[3]	Yield shown represents the September 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Collateral received from brokers for securities lending was invested in this short-term investment.
[5]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$14,559,217	4.6%
GW&K Municipal Bond Fund	19,112,333	12.1%

[6]	Indicates yield to maturity at September 30, 2012.
[7]	Variable Rate Security. The rate listed is as of September 30, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.

Notes to Schedules of Portfolio Investments (continued)

[8]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at September 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Bond Fund	$12,124,070	7.7%

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of September 30, 2012, the investments in TimeSquare Mid Cap Growth Fund, Skyline Special Equities Portfolio, GW&K Small Cap Equity Fund, and Renaissance Large Cap Growth Fund were all level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$811,187,336	$590,372	—	$811,777,708
Warrants	—	37,500	—	37,500
Other Investment Companies	46,140,534	—	—	46,140,534

Total Investments	$857,327,870	$627,872	—	$857,955,742

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$306,130,681	—	$306,130,681
Other Investment Companies	$8,284,890	—	—	8,284,890

Total Investments	$8,284,890	$306,130,681	—	$314,415,571

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$149,547,313	—	$149,547,313
Other Investment Companies	$18,149,508	—	—	18,149,508

Total Investments	$18,149,508	$149,547,313	—	$167,696,821

†	For a detailed breakout of the common stocks by major classification, please refer to the Schedule of Portfolio Investments.
††	The municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2012, the Funds had no transfers between levels from the beginning of the reporting period.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2012:

TimesSquare Small Cap Growth Fund
Balance as of December 31, 2011	$3,881,250
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(3,881,250)
Balance as of September 30, 2012	—

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
ETP:	Exchange Traded Products
FGIC:	Financial Guaranty Insurance Company
NATL:	National Public Finance Guarantee Corporation
REIT:	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 26, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 26, 2012